KAIXIN DECONSOLIDATION- Schedule of condensed cash flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash (used in) provided by operating activities	$ 870,000	$ (3,878,000)	$ (4,745,000)
Net cash (used in) provided by investing activities	0	0	1,223,000
Net cash (used in) provided by financing activities from discontinued operations	267,000	3,917,000	(6,328,000)
KaixinAutoHoldingsMember
Net cash (used in) provided by operating activities	870,000	(3,878,000)	(4,745,000)
Net cash (used in) provided by investing activities			1,223,000
Net cash (used in) provided by financing activities from discontinued operations	$ 267,000	$ 3,917,000	$ (6,328,000)